Nationwide(R) VL
Separate Account-D
December 31, 2001

                            [The Best of America(R)
                        America's FUTURE Life Series(SM) LOGO]

                                                                            2001
                                                                   Annual Report


                               [NATIONWIDE LOGO]
                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio



VLOB-0233-12/01

                               [NATIONWIDE LOGO]
                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                   [PICTURE]
                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VL Separate Account-D.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors.The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved busi-ness and economic climate.And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report. We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments. Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' equity. A summary of CONTRACT OWNERS' EQUITY by fund series may be found on page 21. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:

  Investments at fair value:

     Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
       7,870 shares (cost $89,672)  . . . . . . . . . . . . . . . . . . . . . . $    89,478
     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       280,373 shares (cost $6,563,098) . . . . . . . . . . . . . . . . . . . .   6,356,060
     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       208,781 shares (cost $3,931,985) . . . . . . . . . . . . . . . . . . . .   2,887,444
     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       193,577 shares (cost $4,405,499) . . . . . . . . . . . . . . . . . . . .   3,883,157
     Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
       27,827 shares (cost $3,915,156) . . . . . . . . . . . . . . . . . . . . .  3,619,409
     Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
       104,067 shares (cost $1,532,549) . . . . . . . . . . . . . . . . . . . .   1,421,556
     Invesco VIF - Dynamics Fund (IVIFDynAm)
       24,182 shares (cost $371,202) . . . . . . . . . . . . . . . . . . . . . .    303,245
     Invesco VIF - Equity Income Fund (IVIFEqInc)
       142,817 shares (cost $2,888,978) . . . . . . . . . . . . . . . . . . . .   2,653,533
     Invesco VIF - Growth Fund (IVIFGr)
       347,880 shares (cost $4,326,315) . . . . . . . . . . . . . . . . . . . .   2,689,115
     Invesco VIF - High Yield Fund (IVIFHIYld)
       72,559 shares (cost $718,635)  . . . . . . . . . . . . . . . . . . . . .     554,349
     Invesco VIF - Small Company Growth Fund (IVIFSmCoGr)
       154,476 shares (cost $2,562,495) . . . . . . . . . . . . . . . . . . . .   2,273,893
     Invesco VIF - Total Return Fund (IVIFTotRe)
       49,346 shares (cost $661,901)  . . . . . . . . . . . . . . . . . . . . .     628,674
     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       31,495 shares (cost $364,759)  . . . . . . . . . . . . . . . . . . . . .     367,235
     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       1,503,184 shares (cost $1,503,184)  . . . . . . . . . . . . . . . . . . .  1,503,184
                                                                                ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        -
                                                                                ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         729
                                                                                ------------
CONTRACT OWNERS' EQUITY (NOTE 5) . . . . . . . . . . . . . . . . . . . . . . . .$ 29,229,603
                                                                                ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999

                                                                    TOTAL                         DryQualBd
                                                      ----------------------------------    ---------------------------
                                                        2001        2000          1999         2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends   .......................  $   474,420      186,494       62,096      14,021    64,746   16,312
  Mortality and expense risk charges (note 3) ..     (102,972)     (69,956)      (9,788)     (1,206)   (5,312)  (1,426)
                                                  -----------     --------      -------      ------   -------    -----
   Net investment income .......................      371,448      116,538       52,308      12,815    59,434   14,886
                                                  -----------     --------      -------      ------   -------    -----
  Proceeds from mutual funds shares sold .......    6,417,617    2,910,278    4,134,210   1,188,935    41,512   10,936
  Cost of mutual fund shares sold ..............   (7,665,201)  (2,906,931)  (4,141,413) (1,121,319)  (41,634) (11,035)
                                                  -----------     --------      -------      ------   -------    -----
   Realized gain (loss) on investments .........   (1,247,584)       3,347       (7,203)     67,616      (122)     (99)
  Change in unrealized gain (loss)
   on investments ..............................   (3,735,515)    (963,583)      94,003     (48,271)   53,660   (5,582)
                                                  -----------     --------      -------      ------   -------    -----
   Net gain (loss) on investments ..............   (4,983,099)    (960,236)      86,800      19,345    53,538   (5,681)
                                                  -----------     --------      -------      ------   -------    -----
  Reinvested capital gains .....................      546,583      466,754       62,728         613      --       --
                                                  -----------     --------      -------      ------   -------    -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(4,065,068)    (376,944)     201,836      32,773   112,972    9,205
                                                  ===========     ========      =======      ======   =======    =====

                                                             FidVIPEIS
                                                     ----------------------------
                                                       2001      2000     1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends $ .......................      93,374      --        --
  Mortality and expense risk charges (note 3) ..     (24,670)  (20,230)     --
                                                    --------   -------    ----
   Net investment income .......................      68,704   (20,230)     --
                                                    --------   -------    ----
  Proceeds from mutual funds shares sold .......     208,005    93,999      --
  Cost of mutual fund shares sold ..............    (209,439)  (90,808)     --
                                                    --------   -------    ----
   Realized gain (loss) on investments .........      (1,434)    3,191      --
  Change in unrealized gain (loss)
   on investments ..............................    (736,166)  529,125      --
                                                    --------   -------    ----
   Net gain (loss) on investments ..............    (737,600)  532,316      --
                                                    --------   -------    ----
  Reinvested capital gains .....................     275,452      --        --
                                                    --------   -------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (393,444)  512,086      --
                                                    ========   =======    ====

                                                                   FidVIPOvS                          FidVIPConS
                                                      ----------------------------------    ---------------------------
                                                         2001         2000         1999        2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends .........................    $ 135,014        8,519         --        11,355      --       --
  Mortality and expense risk charges (note 3) ..      (11,042)      (3,859)      (1,057)    (11,837)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
   Net investment income .......................      123,972        4,660       (1,057)       (482)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
  Proceeds from mutual funds shares sold .......      319,066       31,973        9,416      97,424    31,474     --
  Cost of mutual fund shares sold ..............     (475,396)     (29,381)      (8,550)   (125,732)  (33,077)    --
                                                    ---------     --------      -------    --------   -------
   Realized gain (loss) on investments .........     (156,330)       2,592          866     (28,308)   (1,603)    --
  Change in unrealized gain (loss)
   on investments ..............................     (935,445)    (217,991)     108,896    (373,020)  149,321)    --
                                                    ---------     --------      -------    --------   -------
   Net gain (loss) on investments ..............   (1,091,775)    (215,399)     109,762    (401,328)  150,924)    --
                                                    ---------     --------      -------    --------   -------
  Reinvested capital gains .....................      215,729       55,135         --        45,421      --       --
                                                    ---------     --------      -------    --------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(752,074)    (155,604)     108,705    (356,389)  157,688)    --
                                                    =========     ========      =======    ========   =======


                                                              FidVIPI500
                                                     ----------------------------
                                                        2001      2000      1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends .........................        --        --        --
  Mortality and expense risk charges (note 3) ..      (8,507)     --        --
                                                    --------   -----      -----
   Net investment income .......................      (8,507)     --        --
                                                    --------   -----      -----
  Proceeds from mutual funds shares sold .......      67,580      --        --
  Cost of mutual fund shares sold ..............     (73,073)     --        --
                                                    --------   -----      -----
   Realized gain (loss) on investments .........      (5,493)     --        --
  Change in unrealized gain (loss)
   on investments ..............................    (295,747)     --        --
                                                    --------   -----      -----
   Net gain (loss) on investments ..............    (301,240)     --        --
                                                    --------   -----      -----
  Reinvested capital gains .....................        --        --        --
                                                    --------   -----      -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (309,747)     --        --
                                                    ========   =====      =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                     FidVIPBalS                               IVIFDynAm
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $ 47,138          --            --           --            --              25
  Mortality and expense risk charges (note 3) .....     (5,586)       (5,073)         --           (910)         (883)         (187)
                                                      ---------      --------         --        --------      --------       ------
   Net investment income ..........................     41,552        (5,073)         --           (910)         (883)         (162)
                                                      ---------      --------         --        --------      --------       ------
  Proceeds from mutual funds shares sold ..........    248,568        23,559          --         14,126        14,086         7,473
  Cost of mutual fund shares sold .................   (274,069)      (24,033)         --        (14,747)       (9,614)       (7,300)
                                                      ---------      --------         --        --------      --------       ------
   Realized gain (loss) on investments ............    (25,501)         (474)         --           (621)        4,472           173
  Change in unrealized gain (loss)
   on investments .................................    (48,990)      (62,003)         --        (65,320)      (25,623)       22,986
                                                      ---------      --------         --        --------      --------       ------
   Net gain (loss) on investments .................    (74,491)      (62,477)         --        (65,941)      (21,151)       23,159
                                                      ---------      --------         --        --------      --------       ------
  Reinvested capital gains ........................       --            --            --           --             227          --
                                                      ---------      --------         --        --------      --------       ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   $(32,939)      (67,550)         --        (66,851)      (21,807)       22,997
                                                      =========      ========         ==        ========      ========       ======

                                                                     IVIFEqInc
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     29,224         1,081         6,728
  Mortality and expense risk charges (note 3) .....     (9,344)       (5,123)       (1,313)
                                                      ---------       ------        ------
   Net investment income ..........................     19,880        (4,042)        5,415
                                                      ---------       ------        ------
  Proceeds from mutual funds shares sold ..........    259,231        52,883        22,974
  Cost of mutual fund shares sold .................   (278,559)      (50,663)      (23,054)
                                                      ---------       ------        ------
   Realized gain (loss) on investments ............    (19,328)        2,220           (80)
  Change in unrealized gain (loss)
   on investments .................................   (224,366)      (18,516)        7,438
                                                      ---------       ------        ------
   Net gain (loss) on investments .................   (243,694)      (16,296)        7,358
                                                      ---------       ------        ------
  Reinvested capital gains ........................      8,873        72,898         3,011
                                                      ---------       ------        ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   (214,941)       52,560        15,784
                                                      =========       ======        ======


                                                                       IVIFGr.                                IVIFHIYld
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --         59,969          --               1
  Mortality and expense risk charges (note 3) .....     (9,401)       (4,757)       (1,203)      (1,807)         --             (79)
                                                   ------------     ---------      -------     ---------         --          -------
   Net investment income ..........................     (9,401)       (4,757)       (1,203)      58,162          --             (78)
                                                   ------------     ---------      -------     ---------         --          -------
  Proceeds from mutual funds shares sold ..........    186,924        43,871        14,651       68,649            13       373,497
  Cost of mutual fund shares sold .................   (320,373)      (33,529)      (14,300)     (80,598)          (13)     (380,462)
                                                   ------------     ---------      -------     ---------         --          -------
   Realized gain (loss) on investments ............   (133,449)       10,342           351      (11,949)         --          (6,965)
  Change in unrealized gain (loss)
   on investments ................................. (1,457,636)     (275,867)       96,302     (164,285)         --              (1)
                                                   ------------     ---------      -------     ---------         --          -------
   Net gain (loss) on investments ................. (1,591,085)     (265,525)       96,653     (176,234)         --          (6,966)
                                                   ------------     ---------      -------     ---------         --          -------
  Reinvested capital gains ........................       --          17,423         7,456         --            --            --
                                                   ------------     ---------      -------     ---------         --          -------
     Net increase (decrease) in contract owners'
      equity resulting from operations.............$(1,600,486)     (252,859)      102,906     (118,072)         --          (7,044)
                                                   ============     =========      =======     =========         ==          =======


                                                                     IVIFSmCoGr
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --
  Mortality and expense risk charges (note 3) .....     (7,197)         --            --
                                                      ---------         --            --
   Net investment income ..........................     (7,197)         --            --
                                                      ---------         --            --
  Proceeds from mutual funds shares sold ..........    135,574          --            --
  Cost of mutual fund shares sold .................   (159,531)         --            --
                                                      ---------         --            --
   Realized gain (loss) on investments ............    (23,957)         --            --
  Change in unrealized gain (loss)
   on investments .................................   (288,602)         --            --
                                                      ---------         --            --
   Net gain (loss) on investments .................   (312,559)         --            --
                                                      ---------         --            --
  Reinvested capital gains ........................       --            --            --
                                                      ---------         --            --
     Net increase (decrease) in contract owners'
      equity resulting from operations.............   (319,756)         --            --
                                                      =========         ==            ==

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                  IVIFTotRe                                  NSATCapAp
                                                   -------------------------------------- -----------------------------------------
                                                    2001            2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................$  13,298          3,243          8,567         --            1,889          2,465
  Mortality and expense risk charges (note 3) ..   (2,847)        (3,363)           (66)        (691)        (6,201)        (1,765)
                                                ----------        -------       --------     --------      ---------       --------
   Net investment income .......................   10,451           (120)         8,501         (691)        (4,312)           700
                                                ----------        -------       --------     --------      ---------       --------
  Proceeds from mutual funds shares sold .......  519,459         27,682          4,835      951,279         49,768         14,707
  Cost of mutual fund shares sold .............. (625,604)       (31,140)        (5,074)  (1,647,047)       (57,683)       (15,130)
                                                ----------        -------       --------     --------      ---------       --------
   Realized gain (loss) on investments ......... (106,145)        (3,458)          (239)    (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
   on investments ..............................   90,594        (98,909)       (24,912)     636,102       (571,143)       (64,959)
                                                ----------        -------       --------     --------      ---------       --------
   Net gain (loss) on investments ..............  (15,551)      (102,367)       (25,151)     (59,666)      (579,058)       (65,382)
                                                ----------        -------       --------     --------      ---------       --------
  Reinvested capital gains .....................     --           94,725          1,429         --          226,346         45,603
                                                ----------        -------       --------     --------      ---------       --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........$  (5,100)        (7,762)       (15,221)     (60,357)      (357,024)       (19,079)
                                                ==========        =======       ========     ========      =========       ========

                                                                   NSATGvtBd
                                                   ---------------------------------------
                                                         2001          2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       17,845           --             --
  Mortality and expense risk charges (note 3) ..       (1,395)          --             --
                                                       -------         ---            ---
   Net investment income .......................       16,450           --             --
                                                       -------         ---            ---
  Proceeds from mutual funds shares sold .......      218,388           --             --
  Cost of mutual fund shares sold ..............     (213,777)          --             --
                                                       -------         ---            ---
   Realized gain (loss) on investments .........        4,611           --             --
  Change in unrealized gain (loss)
   on investments ..............................        2,476           --             --
                                                       -------         ---            ---
   Net gain (loss) on investments ..............        7,087           --             --
                                                       -------         ---            ---
  Reinvested capital gains .....................          495           --             --
                                                       -------         ---            ---
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       24,032           --             --
                                                      ======           ==             ==


                                                                  NSATHIncBd                                  NSATMyMkt
                                                   -------------------------------------- -----------------------------------------
                                                     2001           2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................    9,850         97,043         23,636       42,613          4,311          3,026
  Mortality and expense risk charges (note 3) ..     (784)        (4,843)        (1,350)      (5,194)          (291)          (498)
                                                ----------        -------        -------      -------          -----          -----
   Net investment income .......................    9,066         92,200         22,286       37,419          4,020          2,528
                                                ----------        -------        -------      -------          -----          -----
  Proceeds from mutual funds shares sold .......1,018,394         38,493         11,196      187,316      2,434,970      3,657,504
  Cost of mutual fund shares sold ..............1,158,836)       (43,008)       (11,489)    (187,316)    (2,434,970)    (3,657,504)
                                                ----------        -------        -------      -------          -----          -----
   Realized gain (loss) on investments ......... (140,442)        (4,515)          (293)        --             --             --
  Change in unrealized gain (loss)
   on investments ..............................  191,057       (171,006)       (20,050)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
   Net gain (loss) on investments ..............   50,615       (175,521)       (20,343)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
  Reinvested capital gains .....................     --             --             --           --             --             --
                                                ----------        -------        -------      -------          -----          -----
     Net increase (decrease) in contract owners'
      equity resulting from operations..........  $59,681        (83,321)         1,943       37,419          4,020          2,528





                                                                      NSATStrVal
                                                   ---------------------------------------
                                                         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................          719          5,662          1,336
  Mortality and expense risk charges (note 3) ..         (554)        (3,257)          (844)
                                                      -------        -------        -------
   Net investment income .......................          165          2,405            492
                                                      -------        -------        -------
  Proceeds from mutual funds shares sold .......      728,699         25,995          7,021
  Cost of mutual fund shares sold ..............     (699,785)       (27,378)        (7,515)
                                                      -------        -------        -------
   Realized gain (loss) on investments .........       28,914         (1,383)          (494)
  Change in unrealized gain (loss)
   on investments ..............................      (17,896)        44,011        (26,115)
                                                      -------        -------        -------
   Net gain (loss) on investments ..............       11,018         42,628        (26,609)
                                                      -------        -------        -------
  Reinvested capital gains .....................         --             --            5,229
                                                      -------        -------        -------
     Net increase (decrease) in contract owners'
      equity resulting from operations $59,681 .       11,183         45,033        (20,888)
                                                      =======        =======        =======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                             TOTAL                                    DryQualBd
                                           --------------------------------------     ---------------------------------------
                                                2001         2000          1999            2001          2000        1999
                                                ----         ----          ----            ----          ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    371,448      116,538       52,308          12,815        59,434       14,886
  Realized gain (loss) on investments .     (1,247,584)       3,347       (7,203)         67,616          (122)         (99)
  Change in unrealized gain (loss)
    on investments ....................     (3,735,515)    (963,583)      94,003         (48,271)       53,660       (5,582)
  Reinvested capital gains ............        546,583      466,754       62,728             613          --           --
                                          ------------   ----------    ---------          ------     ---------      -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (4,065,068)    (376,944)     201,836          32,773       112,972        9,205
                                          ------------   ----------    ---------          ------     ---------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     17,480,250   13,415,306    4,183,303          34,473       452,002       16,014
  Transfers between funds .............           --           --           --        (1,174,376)      117,200      552,682
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................     (1,029,496)    (449,025)    (130,559)        (13,220)      (38,405)     (11,846)
                                          ------------   ----------    ---------          ------     ---------      -------
       Net equity transactions ........     16,450,754   12,966,281    4,052,744      (1,153,123)      530,797      556,850
                                          ------------   ----------    ---------          ------     ---------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     12,385,686   12,589,337    4,254,580      (1,120,350)      643,769      566,055
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     16,843,917    4,254,580         --         1,209,824       566,055         --
                                          ------------   ----------    ---------          ------     ---------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 29,229,603   16,843,917    4,254,580          89,474     1,209,824      566,055
                                          ============   ==========    =========          ======     =========      =======


CHANGES IN UNITS:
  Beginning units .....................      1,589,927      389,180         --           109,185        56,693         --
                                          ------------   ----------    ---------          ------     ---------      -------
  Units purchased .....................      2,293,816    2,724,928      769,252           2,973       165,089       57,890
  Units redeemed ......................       (709,041)  (1,524,181)    (380,072)       (104,559)     (112,597)      (1,197)
                                          ------------   ----------    ---------          ------     ---------      -------
  Ending units ........................      3,174,702    1,589,927      389,180           7,599       109,185       56,693
                                          ============   ==========    =========          ======     =========      =======


                                                                FidVIPEIS
                                                --------------------------------
                                                 2001            2000         1999
                                                 ----            ----         ----
INVESTMENT ACTIVITY:
  Net investment income ...............          68,704         (20,230)       --
  Realized gain (loss) on investments .          (1,434)          3,191        --
  Change in unrealized gain (loss)
    on investments ....................        (736,166)        529,125        --
  Reinvested capital gains ............         275,452            --          --
                                           ------------      ----------  ---------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......        (393,444)        512,086        --
                                           ------------      ----------  ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         970,674          (6,559)       --
  Transfers between funds .............            --         5,530,401        --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................        (183,567)        (73,551)       --
                                           ------------      ----------  ---------
       Net equity transactions ........         787,107       5,450,291        --
                                           ------------      ----------  ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         393,663       5,962,377        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       5,962,377            --          --
                                           ------------      ----------  ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       6,356,040       5,962,377        --
                                           ============      ==========  =========


CHANGES IN UNITS:
  Beginning units .....................         525,731            --          --
                                           ------------      ----------  ---------
  Units purchased .....................          84,062         529,110        --
  Units redeemed ......................         (16,923)         (3,379)       --
                                           ------------      ----------  ---------
  Ending units ........................         592,870         525,731        --
                                           ============      ==========  =========





NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          FidVIPOvS                                   FidVIPConS
                                         -----------------------------------------    --------------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $   123,972          4,660         (1,057)          (482)        (6,764)          --
  Realized gain (loss) on investments       (156,330)         2,592            866        (28,308)        (1,603)          --
  Change in unrealized gain (loss)
    on investments ...................      (935,445)      (217,991)       108,896       (373,020)      (149,321)          --
  Reinvested capital gains ...........       215,729         55,135           --           45,421           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....      (752,074)      (155,604)       108,705       (356,389)      (157,688)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,775,278        339,267         28,236      2,513,171         (9,930)          --
  Transfers between funds ............     1,271,260         78,133        373,054         13,754      1,990,572           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (138,592)       (30,077)       (10,308)       (85,715)       (24,629)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     2,907,946        387,323        390,982      2,441,210      1,956,013           --
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      2,155,872        231,719        499,687      2,084,821      1,798,325           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       731,406        499,687           --        1,798,325           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 2,887,278        731,406        499,687      3,883,146      1,798,325           --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        66,499         36,657           --          157,094           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       282,917         96,462         37,591        240,056        158,104           --
  Units redeemed .....................       (14,633)       (66,620)          (934)        (8,529)        (1,010)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       334,783         66,499         36,657        388,621        157,094           --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          FidVIPI500
                                            ----------------------------------------
                                                2001          2000          1999
                                            -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............           (8,507)          --            --
  Realized gain (loss) on investments            (5,493)          --            --
  Change in unrealized gain (loss)
    on investments ...................         (295,747)          --            --
  Reinvested capital gains ...........             --             --            --
                                            -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....         (309,747)          --            --
                                            -----------    -----------   -----------

EQUITY TRANSACTIONS:
  PURCHASE PAYMENTS RECEIVED FROM
    CONTRACT OWNERS ..................        3,800,622           --            --
  Transfers between funds ............          187,675           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (59,158)          --            --
                                            -----------    -----------   -----------
       Net equity transactions .......        3,929,139           --            --
                                            -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         3,619,392           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --             --            --
                                            -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         3,619,392           --            --
                                            ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................             --             --            --
                                            -----------    -----------   -----------
  Units purchased ....................          465,326           --            --
  Units redeemed .....................           (7,477)          --            --
                                            -----------    -----------   -----------
  Ending units .......................          457,849           --            --
                                            ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                       FidVIPBalS                                    IVIFDynAm
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $    41,552         (5,073)          --             (910)          (883)          (162)
  Realized gain (loss) on investments        (25,501)          (474)          --             (621)         4,472            173
  Change in unrealized gain (loss)
    on investments ...................       (48,990)       (62,003)          --          (65,320)       (25,623)        22,986
  Reinvested capital gains ...........          --             --             --             --              227           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....       (32,939)       (67,550)          --          (66,851)       (21,807)        22,997
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       336,010         (4,436)          --          153,209        157,690         74,006
  Transfers between funds ............      (201,429)     1,451,931           --             --             --           19,104
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (41,599)       (18,434)          --          (12,179)       (14,241)        (8,684)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......        92,982      1,429,061           --          141,030        143,449         84,426
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         60,043      1,361,511           --           74,179        121,642        107,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,361,511           --             --          229,065        107,423           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 1,421,554      1,361,511           --          303,244        229,065        107,423
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       137,868           --             --           15,600          7,042           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        34,061        138,754           --           15,627         19,833          7,781
  Units redeemed .....................       (24,866)          (886)          --           (1,116)       (11,275)          (739)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       147,063        137,868           --           30,111         15,600          7,042
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFEqInc
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          19,880         (4,042)        5,415
  Realized gain (loss) on investments          (19,328)         2,220           (80)
  Change in unrealized gain (loss)
    on investments ...................        (224,366)       (18,516)        7,438
  Reinvested capital gains ...........           8,873         72,898         3,011
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (214,941)        52,560        15,784
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,333,460        644,506       171,665
  Transfers between funds ............         357,859         78,133       410,200
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (118,488)       (51,110)      (26,200)
                                           -----------    -----------   -----------
       Net equity transactions .......       1,572,831        671,529       555,665
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        1,357,890        724,089       571,449
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       1,295,538        571,449          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        2,653,428      1,295,538       571,449
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................         109,129         50,378          --
                                           -----------    -----------   -----------
  Units purchased ....................         148,189         60,299        52,765
  Units redeemed .....................         (10,794)        (1,548)       (2,387)
                                           -----------    -----------   -----------
  Ending units .......................         246,524        109,129        50,378
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                           IVIFGr                                     IVIFHIYld
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............    $   (9,401)        (4,757)        (1,203)        58,162           --              (78)
  Realized gain (loss) on investments .     (133,449)        10,342            351        (11,949)          --           (6,965)
  Change in unrealized gain (loss)
    on investments ...................    (1,457,636)      (275,867)        96,302       (164,285)          --               (1)
  Reinvested capital gains ...........          --           17,423          7,456           --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....    (1,600,486)      (252,859)       102,906       (118,072)          --           (7,044)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,717,325        453,587         80,446        227,867           --            7,086
  Transfers between funds ............     1,898,326         78,133        386,851        466,864           --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (117,095)       (41,802)       (16,345)       (22,329)          --              (42)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     3,498,556        489,918        450,952        672,402           --            7,044
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    1,898,070        237,059        553,858        554,330           --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       790,917        553,858           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 2,688,987        790,917        553,858        554,330           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        81,077         43,491           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       434,297        115,530         45,006         71,071           --             --
  Units redeemed .....................       (18,770)       (77,944)        (1,515)        (2,511)          --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       496,604         81,077         43,491         68,560           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFSmCoGr
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          (7,197)          --            --
  Realized gain (loss) on investments .        (23,957)          --            --
  Change in unrealized gain (loss)
    on investments ...................        (288,602)          --            --
  Reinvested capital gains ...........            --             --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (319,756)          --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,123,088           --            --
  Transfers between funds ............       1,560,025           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (89,581)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......       2,593,532           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,273,776           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      2,273,776           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................         178,567           --            --
  Units redeemed .....................          (6,779)          --            --
                                           -----------    -----------   -----------
  Ending units .......................         171,788           --            --
                                           ===========    ===========   ===========


                                                                     (Continued)


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          IVIFTotRe                                   NSATCapAp
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    10,451           (120)         8,501           (691)        (4,312)           700
  Realized gain (loss) on investments       (106,145)        (3,458)          (239)      (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
    on investments ...................        90,594        (98,909)       (24,912)       636,102       (571,143)       (64,959)
  Reinvested capital gains ...........          --           94,725          1,429           --          226,346         45,603
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (5,100)        (7,762)       (15,221)       (60,357)      (357,024)       (19,079)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       394,639        339,167         20,798           --          556,104           --
  Transfers between funds ............      (477,520)        78,133        373,054       (942,650)       156,266        731,250
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (35,565)       (25,832)       (10,150)        (7,947)       (43,609)       (12,954)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......      (118,446)       391,468        383,702       (950,597)       668,761        718,296
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (123,546)       383,706        368,481     (1,010,954)       311,737        699,217
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       752,187        368,481           --        1,010,954        699,217           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $   628,641        752,187        368,481           --        1,010,954        699,217
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        80,808         38,648           --          132,962         67,426           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        42,955         43,195         39,617           --          205,006         68,675
  Units redeemed .....................       (54,941)        (1,035)          (969)      (132,962)      (139,470)        (1,249)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................        68,822         80,808         38,648           --          132,962         67,426
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATGvtBd
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............          16,450           --            --
  Realized gain (loss) on investments            4,611           --            --
  Change in unrealized gain (loss)
    on investments ...................           2,476           --            --
  Reinvested capital gains ...........             495           --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          24,032           --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         209,556           --            --
  Transfers between funds ............         150,956           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,327)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......         343,185           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY          367,217           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD          367,217           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................          32,937           --            --
  Units redeemed .....................          (1,516)          --            --
                                           -----------    -----------   -----------
  Ending units .......................          31,421           --            --
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                         NSATHIncBd                                   NSATMyMkt
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     9,066         92,200         22,286         37,419          4,020          2,528
  Realized gain (loss) on investments       (140,442)        (4,515)          (293)          --             --             --
  Change in unrealized gain (loss)
    on investments ...................       191,057       (171,006)       (20,050)          --             --             --
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        59,681        (83,321)         1,943         37,419          4,020          2,528
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          --          417,075           --        2,890,878      9,798,780      3,785,052
  Transfers between funds ............    (1,009,570)       117,199        548,437     (1,378,847)    (9,754,234)    (3,760,255)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (8,030)       (33,561)        (9,853)       (73,285)       (31,015)       (17,945)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......    (1,017,600)       500,713        538,584      1,438,746         13,531          6,852
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (957,919)       417,392        540,527      1,476,165         17,551          9,380
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       957,919        540,527           --           26,931          9,380           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $      --          957,919        540,527      1,503,096         26,931          9,380
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       102,317         52,850           --            2,442            900           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................          --          156,778         53,829        260,778        930,055        370,353
  Units redeemed .....................      (102,317)      (107,311)          (979)      (131,133)      (928,513)      (369,453)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................          --          102,317         52,850        132,087          2,442            900
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATStrVal
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............             165          2,405           492
  Realized gain (loss) on investments           28,914         (1,383)         (494)
  Change in unrealized gain (loss)
    on investments ...................         (17,896)        44,011       (26,115)
  Reinvested capital gains ...........            --             --           5,229
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          11,183         45,033       (20,888)
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................            --          278,053          --
  Transfers between funds ............        (722,327)        78,133       365,623
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (5,819)       (22,759)       (6,232)
                                           -----------    -----------   -----------
       Net equity transactions .......        (728,146)       333,427       359,391
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         (716,963)       378,460       338,503
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         716,963        338,503          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD             --          716,963       338,503
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................          69,215         35,095          --
                                           -----------    -----------   -----------
  Units purchased ....................            --          106,713        35,745
  Units redeemed .....................         (69,215)       (72,593)         (650)
                                           -----------    -----------   -----------
  Ending units .......................            --           69,215        35,095
                                           ===========    ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31,2001,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

       The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

    (b) The Contracts

       Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

       Contract owners may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century Variable Portfolios, Inc.- American Century VP
                  Balanced (ACVPBal)
              American Century Variable Portfolios, Inc.- American Century VP
                  Capital Appreciation (ACVPCapAp)
              American Century Variable Portfolios, Inc.- American Century VP
                  Income & Growth (ACVPIncGr)
              American Century Variable Portfolios, Inc.- American Century VP
                  International (ACVPInt)
              American Century Variable Portfolios, Inc.- American Century VP
                  Value (ACVPValue)

           Funds of the Deutsche Asset Management VIT Funds (DAS);
             DAS VIT Funds - Deutsche EAFE Equity Index Fund (DeuEqIx) DAS VIT Funds - Deutsche Equity 500 Index Fund (DeuEQ500Ix) DAS VIT Funds - Deutsche Small Cap Index Fund (DeuSmCapIx)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - Mid Cap Stock Portfolio (DryMidCap)
             Dreyfus Premier Mid Cap Stock Fund - Class A (DryMidCapA)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp)
             Dreyfus VIF - Disciplined Stock Portfolio (DryDisc)
             Dreyfus VIF - International Value Portfolio (DryIntVal)
             Dreyfus VIF - Limited Term High Income Portfolio (DryLtHI) (*)Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
             Dreyfus VIF - Small Company Stock Portfolio (DrySmCo)

           Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund:
           Service Class (Fidelity(R) VIP);
          (*)Fidelity(R) VIP -  Equity-Income Portfolio:Service Class
             (FidVIPEIS)
             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
          (*)Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
             Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVIS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II
  (Fidelity(R) VIP-II);

   Fidelity(R) VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS) Fidelity(R) VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
   Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon) (*)Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS) (*)Fidelity(R) VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
   Fidelity(R) VIP-II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III: Service
  Class (Fidelity(R) VIP-III);

   Fidelity(R) VIP-III - Aggressive Growth Portfolio: Service Class
   (FidVIPAgGrS)
(*)Fidelity(R) VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
   Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
   Fidelity(R) VIP-III - Growth & Income Portfolio:Service Class (FidVIPGrInS) Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
   Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class
   (FidVIPMCapS)

Funds of the Goldman Sachs Variable Insurance Trust (Goldman Sachs);
   Goldman Sachs VIT - Capital Growth Fund (GSCapGr)
   Goldman Sachs VIT - CORE Large Cap Growth Fund (GSLgCapGr)
   Goldman Sachs VIT - CORE Small Cap Equity Fund (GSSmCapEq)
   Goldman Sachs VIT - CORE U.S. Equity Fund (GSUSEq)
   Goldman Sachs VIT - Global Income Fund (GSGlobInc)
   Goldman Sachs VIT - Growth and Income Fund (GSGrInc)
   Goldman Sachs VIT - International Equity Fund (GSIntEq)
   Goldman Sachs VIT - Mid Cap Value Fund (GSMidCapVal)

Funds of the INVESCO Variable Investment Funds, Inc.(INVESCO VIF); (*)INVESCO VIF - Dynamics Fund (IVIFDynAm)
(*)INVESCO VIF - Equity Income Fund (IVIFEqInc) (formerly INVESCO VIF
   Industrial Income Fund)
(*)INVESCO VIF - Growth Fund (IVIFGr)
   INVESCO VIF - Health Sciences Fund (IVIFHSci)
(*)INVESCO VIF - High Yield Fund (IVIFHIYld)
   INVESCO VIF - Real Estate Opportunity Fund (IVIFREOPP)
(*)INVESCO VIF - Small Company Growth Fund (IVIFSmCoGr)
   INVESCO VIF - Technology Fund (IVIFTech)
(*)INVESCO VIF - Total Return Fund (IVIFTotRe)
   INVESCO VIF - Utilities Fund (IVIFUtil)

Portfolios of the J.P. Morgan Series Trust II;
   J.P. Morgan Series Trust II - J.P. Morgan Bond Portfolio (JPMBd)
   J.P. Morgan Series Trust II - J.P. Morgan International Opportunities Portfolio (JPMIntOpp)
   J.P. Morgan Series Trust II - J.P. Morgan Small Company Portfolio (JPMSmCo) J.P. Morgan Series Trust II - J.P. Morgan U.S. Disciplined Equity Portfolio (JPMUSDE)

Funds of the Nationwide(R) Separate Account Trust (Nationwide(R) SAT) (managed for a fee by an affiliated investment advisor);
(*)Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
   Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
   Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
(*)Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, Continued

   Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg) Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon) Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod) Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAg)
   Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)
   Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
(*)Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
   Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
   Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
   Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the One Group(R) Investment Trust (OGIV);
   One Group(R) Investment Trust - OGIV - Balanced Portfolio (OGBal)
   One Group(R) Investment Trust - OGIV - Bond Portfolio (OGBond)
   One Group(R) Investment Trust - OGIV - Diversified Equity Portfolio
   (OGDivEq)
   One Group(R) Investment Trust - OGIV - Diversified Mid Cap Portfolio (OGDivMidCap)
   One Group(R) Investment Trust - OGIV - Equity Index Portfolio (OGEqIx)
   One Group(R) Investment Trust - OGIV - Government Bond Portfolio (OGGvtBd) One Group(R) Investment Trust - OGIV - Large Cap Growth Portfolio (OGLgCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Growth Portfolio (OGMidCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Value Portfolio (OGMCapV)

Funds of the Salomon Brothers Variable Series Funds, Inc.(SBV);
   SBV - Capital Fund (SBVSFCap)
   SBV - High Yield Bond Fund (SBVSFHYBd)
   SBV - Investors Fund (SBVSFInv)
   SBV - Strategic Bond Fund (SBVSFStrat)
   SBV - Total Return Fund (SBVSFTotRe)

Portfolios of the Universal Institutional Funds (UIF), Inc.
   UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
   UIF - Equity Growth Portfolio (UIFEqGr)
   UIF - Fixed Income Portfolio (UIFFixInc)
   UIF - Global Equity Portfolio (UIFGlobEq)
   UIF - High Yield Portfolio (UIFHIYld)
   UIF - International Magnum Portfolio (UIFIntMag)
   UIF - Mid Cap Growth Portfolio (UIFMidCapG)
   UIF - Mid Cap Value Portfolio (UIFMidCapVal)
   UIF - U.S.Real Estate Portfolio (UIFUSRE)
   UIF - Value Portfolio (UIFVal)

       At December 31, 2001, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

       The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the under- lying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

       The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract by liquidating units.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

       The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS,Continued

(3) ASSET CHARGES

    The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges.This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate for current policies is 0.40%. This charge is assessed against each policy through the daily unit value calculation.On August 8, 2000, all policies were converted from an annual rate of 0.60% to 0.40%.

(4) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(5) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the two year period ended December 31, 2001 and the period May 19, 1999 (commencement of operations) through December 31,
    1999.

                                                               CONTRACT                     UNIT          CONTRACT         TOTAL
                                                           EXPENSE RATE(*)   UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN(**)
                                                           ---------------   -----      ----------    --------------   ----------
    Dreyfus VIF - Quality Bond Portfolio
       2001 ..................................................  0.40%        7,599   $ 11.774415        $   89,474     6.26%
       2000 ..................................................  0.40%      109,185     11.080494         1,209,824    10.76%
       1999 ..................................................  0.60%       56,693      9.984562           566,055    -0.15% 1/5/99

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
       2001 ..................................................  0.40%      592,870     10.720798         6,356,040    -5.47%
       2000 ..................................................  0.40%      525,731     11.341117         5,962,377     7.87%

    Fidelity(R) VIP - Overseas Portfolio: Service Class
       2001 ..................................................  0.40%      334,783      8.624328         2,887,278   -21.59%
       2000 ..................................................  0.40%       66,499     10.998746           731,406   -19.47%
       1999 ..................................................  0.60%       36,657     13.631426           499,687    36.31% 1/5/99

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class
       2001 ..................................................  0.40%      388,621      9.992116         3,883,146   -12.71%
       2000 ..................................................  0.40%      157,094     11.447448         1,798,325    -7.09%

    Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
       2001 ..................................................  0.40%      457,849      7.905210         3,619,392   -12.45%

    Fidelity(R) VIP III - Balanced Portfolio: Service Class
       2001 ..................................................  0.40%      147,063      9.666294         1,421,554    -2.12%
       2000 ..................................................  0.40%      137,868      9.875470         1,361,511    -4.76%

    Invesco VIF - Dynamics Fund
       2001 ..................................................  0.40%       30,111     10.070858           303,244   -31.41%
       2000 ..................................................  0.40%       15,600     14.683635           229,065    -3.93%
       1999 ..................................................  0.60%        7,042     15.254583           107,423    52.55% 1/5/99

    Invesco VIF - Equity Income Fund
       2001 ..................................................  0.40%      246,524     10.763365         2,653,428    -9.34%
       2000 ..................................................  0.40%      109,129     11.871617         1,295,538     4.45%
       1999 ..................................................  0.60%       50,378     11.343231           571,449    13.43% 1/5/99

    Invesco VIF - Growth Fund
       2001 ..................................................  0.40%      496,604      5.414750         2,688,987   -44.49%
       2000 ..................................................  0.40%       81,077      9.755131           790,917   -23.55%
       1999 ..................................................  0.60%       43,491     12.735013           553,858    27.35% 1/5/99

    Invesco VIF - High Yield Fund
       2001 ..................................................  0.40%       68,560      8.085321           554,330   -15.27%

    Invesco VIF - Small Company Growth Fund
       2001 ..................................................  0.40%      171,788     13.235944         2,273,776   -18.87%

                                                                     (Continued)

                                                               CONTRACT                   UNIT          CONTRACT       TOTAL
                                                            EXPENSE RATE(*)  UNITS      FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                            ---------------  -----      ----------    --------------  ----------
   Invesco VIF - Total Return Fund
      2001 .....................................................  0.40%      68,822      9.134304        628,641    -1.87%
      2000 .....................................................  0.40%      80,808      9.308327        752,187    -2.56%
      1999 .....................................................  0.60%      38,648      9.534274        368,481    -4.66%  1/5/99

   Nationwide(R) SAT - Capital Appreciation Fund Class I
      2000 .....................................................  0.40%     132,962      7.603332      1,010,954   -26.82%
      1999 .....................................................  0.40%      67,426     10.370136        699,217     3.70%  1/5/99

   Nationwide(R) SAT - Federated High Income Bond Fund Class I
      2000 .....................................................  0.40%     102,317      9.362266        957,919    -8.64%
      1999 .....................................................  0.40%      52,850     10.227564        540,527     2.28%  1/5/99

   Nationwide(R) SAT - Government Bond Fund Class I
      2001 .....................................................  0.40%      31,421     11.686979        367,217     6.82%

   Nationwide(R) SAT - Money Market Fund Class I
      2001 .....................................................  0.40%     132,087     11.379587      1,503,096     3.19%
      2000 .....................................................  0.40%       2,442     11.028155         26,931     5.60%
      1999 .....................................................  0.60%         900     10.421897          9,380     4.22%  1/5/99

   Nationwide(R) SAT - Strategic Value Fund Class I
      2000 .....................................................  0.40%      69,215     10.358488        716,963     7.18%
      1999 .....................................................  0.40%      35,095      9.645322        338,503    -3.55%  1/5/99
   Total Contract Owners' Equity by Year
      2001 .......................................................................................   $29,229,603
                                                                                                     ===========
      2000 .......................................................................................   $16,843,917
                                                                                                     ===========
      1999 .......................................................................................   $ 4,254,580
                                                                                                     ===========

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                           INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VL Separate Account-D:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds.

    An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002



--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220




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Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company